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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.



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
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 1.    Name and address of issuer:

                                     Sound Shore Fund, Inc.
                                     3435 Stelzer Road, Suite 1000
                                     Columbus, OH 43219

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [X]

-------------------------------------------------------------------------------
 3.    Investment Company Act File Number:       811-4244

       Securities Act File Number:                2-96141

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 4(a). Last day of fiscal year for which this Form is filed:

                                     December 31, 2007

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 4(b). [_] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c). [_] Check box if this is the last time the issuer will be filing this Form.


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
 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                                $781,904,221
                                                                          ------------
     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:       $693,718,612
                                                         ------------
     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                  $0
                                                         ------------
     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                                  -   $693,718,612
                                                                          ------------
     (v)    Net sales--if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:                                                        $88,185,609
                                                                          ------------
     -----------------------------------------------------------------
     (vi)   Redemption credits available for use in
            future years--if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from Item
            5(i)]:                                       $0
                                                         ------------
     -----------------------------------------------------------------

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                                    $0.0000393
                                                                          ------------
     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is
            due):                                                     =   $3,466
                                                                          ============
--------------------------------------------------------------------------------------
 6.  Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or otherunits) deducted here:

                                      Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal yearfor which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                      Not applicable

--------------------------------------------------------------------------------------
 7.  Interest due--if this Form is being filed more
     than 90 days after the end of the
     issuer'sfiscal year (see Instruction D):
                                                                      +   $0
                                                                          ------------
--------------------------------------------------------------------------------------
 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =   $3,466
                                                                          ============
--------------------------------------------------------------------------------------
 9.  Date the registration fee and any interest payment was sent to
     the Commission's lockbox depository:      March 26, 2008

            Method of Delivery:

                          [X]  Wire Transfer
                          [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Simon D. Collier
                              --------------------
                              Simon D. Collier
                              Treasurer
Date: March 24, 2008

* Please print the name and title of the signing officer below the signature.